Revenue, Other Income and Other Gains and Losses - Summary of Other gains and losses from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net (loss)/gain arising on changes in fair value of contingent consideration (Note 29)	$ (988,179)	$ (936,354)	$ 3,212,503
Net realised and unrealised foreign currency gains	458,489	356,166	1,081,438
(Loss) on disposal of plant and equipment		(1,827)	(21,010)
Other gains and losses from Continuing Operations	$ (529,690)	$ (582,015)	$ 4,272,931